Consolidated Balance Sheets (Parenthetical) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 22, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)
Allowance, Accounts Receivable | $			$ 4,918		$ 824	$ 0
Preferred stock, par value | $ / shares			$ 0.0001
Preferred stock, shares authorized			100,000,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001
Common stock, shares authorized			1,000,000,000		129,397,278
Common stock, shares issued			152,862,447		13,413,431
Common stock, shares outstanding			152,862,447	152,255,736	13,413,431
Common stock, conversion ratio	1.134140	1.134140
Convertible Preferred Stock Series Seed Seed One Seed Two A,B,C And D
Preferred stock, par value | $ / shares			$ 0.0001		$ 0.0001
Preferred stock, shares authorized			0		95,709,146
Preferred stock, shares issued			0		94,582,550
Preferred stock, shares outstanding			0		94,582,550